Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets, net

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Software purchased	239,870	5,606,954	768,149
Software under development	1,782,178	—	—
Copyrights purchased	—	11,528,300	1,579,371
Subtotal	2,022,048	17,135,254	2,347,520
Less: accumulated amortization	(32,326)	(191,438)	(26,227)
Intangible assets, net	1,989,722	16,943,816	2,321,293

Schedule of amortization amount of intangible assets

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of December 31, 2024:

	Intangible assets
	RMB	US$
2025	1,739,410	238,298
2026	1,739,410	238,298
2027	1,737,829	238,082
2028	1,736,722	237,930
2029 and thereafter	9,990,445	1,368,685
Total	16,943,816	2,321,293